GENERAL AND ADMINISTRATION	12 Months Ended
Mar. 31, 2022
GENERAL AND ADMINISTRATION.
GENERAL AND ADMINISTRATION

18. GENERAL AND ADMINISTRATION

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2022	March 31, 2021
	$	$
Personnel costs	10,883,651	4,780,812
External services	5,126,121	3,232,244
Share-based payments (Note 16)	5,865,971	1,293,037
Travel and entertainment	1,514,239	396,534
IT and technology	1,857,999	655,950
Office and general	680,030	155,452
Listing expense	6,348,746	—
Total general and administration	32,276,757	10,514,029

Personnel costs include compensation paid to its corporate headquarters and operations staff, as well as medical office administration (“MOA”) staff located at its various clinic locations. Listing expenses relate to the Company’s listing expenses on Nasdaq and TSX.